Summary of Significant Principal Accounting Policies (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalent	¥ 2,144,020		¥ 4,606,545	¥ 3,579,665	$ 310,854
Accounts receivable, net	2,292,678		2,260,918		332,407
Inventories	942,997		1,073,567		136,722
Advance to suppliers	372,612		527,973		54,024
Amounts due from related parties	93,270		68,984		13,523
Prepayments and other current assets	554,415		572,774		80,382
Property and equipment, net	694,446		652,886		100,685
Intangible assets	310,724		395,210		45,051
Total assets	10,122,470		12,318,980		1,467,622
Accounts payable	474,732		494,079		68,830
Amounts due to related parties	30,434		73,794		4,413
Income tax payables	46,828		127,990		6,789
Accrued expenses and other current liabilities	1,025,540		984,519		148,689
Total liabilities	4,446,132		5,837,631		$ 644,628
Net revenues	8,400,631	$ 1,217,977	9,396,256	8,851,563
Operating expenses	8,367,344	1,213,150	9,389,235	8,292,886
Net income (loss)	(610,374)	(88,495)	(205,963)	426,534
Net cash provided by (used in) operating activities	382,605	55,473	(96,107)	310,014
Net cash provided by (used in) investing activities	(1,306,661)	(189,449)	375,820	(616,367)
Net cash used in financing activities	(1,650,402)	$ (239,286)	749,953	2,666,837
VIE
Variable Interest Entity [Line Items]
Cash and cash equivalent	44,076		13,946
Accounts receivable, net	220,229		262,556
Inventories	160		3,033
Advance to suppliers	2,041		966
Amounts due from related parties	3		420
Prepayments and other current assets	1,632		4,442
Property and equipment, net	1,495		1,797
Intangible assets	38,126		13,084
Total assets	307,762		300,244
Accounts payable	19,469		19,331
Amounts due to related parties	15,727
Income tax payables	959		497
Accrued expenses and other current liabilities	81,374		49,259
Total liabilities	117,529		69,087
Net revenues	616,206		809,547	869,580
Net income (loss)	24,911		47,090	87,897
Net cash provided by (used in) operating activities	31,698		(7,440)	14,050
Net cash provided by (used in) investing activities	(4,053)		(10,246)	(15,997)
Inter-company
Variable Interest Entity [Line Items]
Net revenues	43,846		61,333	20,590
Net income (loss)	452,139		599,693	558,948
Net cash provided by (used in) operating activities	¥ 152,201		¥ 757,749	¥ 735,580